Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 29, 2023	Oct. 30, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

As required by the pay versus performance rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Rule 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between “compensation actually paid” to our NEOs and certain of our financial performance metrics for each of the past three fiscal years. For a discussion of our compensation program and how our Compensation Committee seeks to align pay with performance, please refer to the Compensation Discussion and Analysis section starting on page 18.

Pay Versus Performance Table

The following table sets forth additional compensation information for our CEO and our remaining NEOs (“Other NEOs”) in addition to TSR, net income, and EBIT performance results for fiscal 2021, 2022, and 2023.

					Year-end value of $100 invested(3) on 10/25/2020 in:
Year	Summary Comp. Table Total for CEO ($)(1)	Comp. Actually Paid to CEO ($)(1) (2)	Average Summary Comp. Table Total for Non-CEO NEOs ($)(1)	Average Comp. Actually Paid to Non- CEO NEOs ($)(1) (2)	Hormel Foods Corp. ($)	S&P 500 Packaged Foods & Meats ($)(4)	Net Income (in millions) ($)	EBIT(5) (in millions) ($)
2023	6,785,979	3,794,875	1,619,357	1,072,900	67.95	105.48	794	1,073
2022	9,478,102	10,172,606	1,567,860	1,752,171	98.81	121.58	1,000	1,312
2021	9,957,474	10,718,861	2,144,105	2,100,469	87.16	104.50	909	1,122

(1)	For 2021, 2022, and 2023 the CEO was James P. Snee. The Other NEOs were as follows:

a.	2021: James N. Sheehan, Deanna T. Brady, Jacinth C. Smiley, Glenn R. Leitch, and Lori J. Marco.

b.	2022: Deanna T. Brady, Jacinth C. Smiley, Lori J. Marco, Mark A. Coffey, and James N. Sheehan.

c.	2023: Jacinth C. Smiley, Deanna T. Brady, Kevin L. Myers, and Mark A. Coffey.

(2)	See the following table for details on the calculation of compensation actually paid.

(3)	Company and peer group TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on October 25, 2020.

(4)	For purposes of the table, the Company’s peer group is the S&P 500 Packaged Foods & Meats, as reflected in our shareholder return performance graph in our Annual Report on Form 10-K, which was filed with the SEC on December 6, 2023.

(5)	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for fiscal 2023 to our company’s performance, is EBIT. See our Annual Report on Form 10-K for a reconciliation of GAAP measures to non-GAAP adjusted measures.

Compensation actually paid was determined by making the following adjustments:

	2023		2022		2021
	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Summary Compensation Table Total	6,785,979	1,619,357	9,478,102	1,567,860	9,957,474	2,144,105
Adjustments for Defined Benefit and Actuarial Pension Plans:
Subtraction: Aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the Summary Compensation Table	(271,507)	(85,877)	--	(9,985)	(556,138)	(205,792)
Addition: Current year service cost	192,538	53,419	375,753	68,584	357,148	82,976
Subtraction: Prior service cost	--	--	(300,808)	(19,715)	--	--
Total Adjustments for Pensions:	(78,969)	(32,458)	74,945	38,884	(198,990)	(122,816)
Adjustments for Stock and Option Awards(A):
Subtraction: Summary Compensation Table Amounts of stock and option awards(B)	(3,999,879)	(650,203)	(3,499,774)	(448,046)	(3,349,748)	(739,952)
Addition: Year-end fair value of awards granted in the current year that are outstanding and unvested at year-end(C) (D)	2,860,067	437,011	3,564,130	587,654	3,285,965	621,125
Addition (Subtraction): The difference between fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered fiscal year(C) (D)	(1,743,540)	(347,553)	398,622	49,268	439,846	50,759
Addition: Fair values at vest date for awards granted and vested in covered fiscal year(C) (D) (E)	--	--	--	--	--	78,005
Addition (Subtraction): The change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year(C) (D)	(28,783)	46,746	156,581	(43,449)	584,314	69,242
Total Adjustments for Stock and Option Awards	(2,912,135)	(513,999)	619,559	145,427	960,377	79,180
Compensation Actually Paid	3,794,875	1,072,900	10,172,606	1,752,171	10,718,861	2,100,469

(A)	Certain NEOs in each of the covered fiscal years are retirement eligible. Adjustments to the vesting of RSU awards, which accelerate upon a qualified retirement, have not been made for retirement-eligible NEOs that remained employed during the covered year, as those awards remain subject to forfeiture until a termination of service due to retirement occurs. Adjustments related to retirement for the purposes of calculating compensation actually paid were only made for NEOs who retired during any of the covered fiscal years, and includes the accelerated vesting of RSUs and accrued dividend equivalents. Stock options continue to vest after retirement as scheduled per the award agreements and are considered outstanding upon the NEO’s retirement for purposes of these pay versus performance disclosures.

(B)	Summary Compensation Table values include the grant date fair values of equity calculated in accordance with FASB ASC Topic 718 and as such do not include any dividend equivalents for RSUs.

(C)	Stock options are calculated based on the Black-Scholes methodology in accordance with FASB ASC Topic 718 at year-end or at vest, as applicable.

(D)	Fair values at vest date and year-end fair values include the value of accrued dividend equivalents.

(E)	Values reflect RSU grants that were accelerated in connection with a qualified retirement in fiscal year 2021.

Company Selected Measure Name	EBIT
Named Executive Officers, Footnote
(1)	For 2021, 2022, and 2023 the CEO was James P. Snee. The Other NEOs were as follows:
a.	2021: James N. Sheehan, Deanna T. Brady, Jacinth C. Smiley, Glenn R. Leitch, and Lori J. Marco.
b.	2022: Deanna T. Brady, Jacinth C. Smiley, Lori J. Marco, Mark A. Coffey, and James N. Sheehan.
c.	2023: Jacinth C. Smiley, Deanna T. Brady, Kevin L. Myers, and Mark A. Coffey.

Peer Group Issuers, Footnote
(3)	Company and peer group TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on October 25, 2020.

PEO Total Compensation Amount	$ 6,785,979	$ 9,478,102	$ 9,957,474
PEO Actually Paid Compensation Amount	$ 3,794,875	10,172,606	10,718,861
Adjustment To PEO Compensation, Footnote

Compensation actually paid was determined by making the following adjustments:

	2023		2022		2021
	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Summary Compensation Table Total	6,785,979	1,619,357	9,478,102	1,567,860	9,957,474	2,144,105
Adjustments for Defined Benefit and Actuarial Pension Plans:
Subtraction: Aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the Summary Compensation Table	(271,507)	(85,877)	--	(9,985)	(556,138)	(205,792)
Addition: Current year service cost	192,538	53,419	375,753	68,584	357,148	82,976
Subtraction: Prior service cost	--	--	(300,808)	(19,715)	--	--
Total Adjustments for Pensions:	(78,969)	(32,458)	74,945	38,884	(198,990)	(122,816)
Adjustments for Stock and Option Awards(A):
Subtraction: Summary Compensation Table Amounts of stock and option awards(B)	(3,999,879)	(650,203)	(3,499,774)	(448,046)	(3,349,748)	(739,952)
Addition: Year-end fair value of awards granted in the current year that are outstanding and unvested at year-end(C) (D)	2,860,067	437,011	3,564,130	587,654	3,285,965	621,125
Addition (Subtraction): The difference between fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered fiscal year(C) (D)	(1,743,540)	(347,553)	398,622	49,268	439,846	50,759
Addition: Fair values at vest date for awards granted and vested in covered fiscal year(C) (D) (E)	--	--	--	--	--	78,005
Addition (Subtraction): The change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year(C) (D)	(28,783)	46,746	156,581	(43,449)	584,314	69,242
Total Adjustments for Stock and Option Awards	(2,912,135)	(513,999)	619,559	145,427	960,377	79,180
Compensation Actually Paid	3,794,875	1,072,900	10,172,606	1,752,171	10,718,861	2,100,469
(A)	Certain NEOs in each of the covered fiscal years are retirement eligible. Adjustments to the vesting of RSU awards, which accelerate upon a qualified retirement, have not been made for retirement-eligible NEOs that remained employed during the covered year, as those awards remain subject to forfeiture until a termination of service due to retirement occurs. Adjustments related to retirement for the purposes of calculating compensation actually paid were only made for NEOs who retired during any of the covered fiscal years, and includes the accelerated vesting of RSUs and accrued dividend equivalents. Stock options continue to vest after retirement as scheduled per the award agreements and are considered outstanding upon the NEO’s retirement for purposes of these pay versus performance disclosures.
(B)	Summary Compensation Table values include the grant date fair values of equity calculated in accordance with FASB ASC Topic 718 and as such do not include any dividend equivalents for RSUs.
(C)	Stock options are calculated based on the Black-Scholes methodology in accordance with FASB ASC Topic 718 at year-end or at vest, as applicable.
(D)	Fair values at vest date and year-end fair values include the value of accrued dividend equivalents.
(E)	Values reflect RSU grants that were accelerated in connection with a qualified retirement in fiscal year 2021.

Non-PEO NEO Average Total Compensation Amount	$ 1,619,357	1,567,860	2,144,105
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,072,900	1,752,171	2,100,469
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid was determined by making the following adjustments:

	2023		2022		2021
	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Summary Compensation Table Total	6,785,979	1,619,357	9,478,102	1,567,860	9,957,474	2,144,105
Adjustments for Defined Benefit and Actuarial Pension Plans:
Subtraction: Aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the Summary Compensation Table	(271,507)	(85,877)	--	(9,985)	(556,138)	(205,792)
Addition: Current year service cost	192,538	53,419	375,753	68,584	357,148	82,976
Subtraction: Prior service cost	--	--	(300,808)	(19,715)	--	--
Total Adjustments for Pensions:	(78,969)	(32,458)	74,945	38,884	(198,990)	(122,816)
Adjustments for Stock and Option Awards(A):
Subtraction: Summary Compensation Table Amounts of stock and option awards(B)	(3,999,879)	(650,203)	(3,499,774)	(448,046)	(3,349,748)	(739,952)
Addition: Year-end fair value of awards granted in the current year that are outstanding and unvested at year-end(C) (D)	2,860,067	437,011	3,564,130	587,654	3,285,965	621,125
Addition (Subtraction): The difference between fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered fiscal year(C) (D)	(1,743,540)	(347,553)	398,622	49,268	439,846	50,759
Addition: Fair values at vest date for awards granted and vested in covered fiscal year(C) (D) (E)	--	--	--	--	--	78,005
Addition (Subtraction): The change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year(C) (D)	(28,783)	46,746	156,581	(43,449)	584,314	69,242
Total Adjustments for Stock and Option Awards	(2,912,135)	(513,999)	619,559	145,427	960,377	79,180
Compensation Actually Paid	3,794,875	1,072,900	10,172,606	1,752,171	10,718,861	2,100,469
(A)	Certain NEOs in each of the covered fiscal years are retirement eligible. Adjustments to the vesting of RSU awards, which accelerate upon a qualified retirement, have not been made for retirement-eligible NEOs that remained employed during the covered year, as those awards remain subject to forfeiture until a termination of service due to retirement occurs. Adjustments related to retirement for the purposes of calculating compensation actually paid were only made for NEOs who retired during any of the covered fiscal years, and includes the accelerated vesting of RSUs and accrued dividend equivalents. Stock options continue to vest after retirement as scheduled per the award agreements and are considered outstanding upon the NEO’s retirement for purposes of these pay versus performance disclosures.
(B)	Summary Compensation Table values include the grant date fair values of equity calculated in accordance with FASB ASC Topic 718 and as such do not include any dividend equivalents for RSUs.
(C)	Stock options are calculated based on the Black-Scholes methodology in accordance with FASB ASC Topic 718 at year-end or at vest, as applicable.
(D)	Fair values at vest date and year-end fair values include the value of accrued dividend equivalents.
(E)	Values reflect RSU grants that were accelerated in connection with a qualified retirement in fiscal year 2021.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Performance Measures for 2023

We have identified the following measures as the most important in linking executive compensation to performance. See the Compensation Discussion and Analysis section starting on page 18 for more information.

EBIT
Stock Price
Relative TSR
EPS

Total Shareholder Return Amount	$ 67.95	98.81	87.16
Peer Group Total Shareholder Return Amount	105.48	121.58	104.5
Net Income (Loss)	$ 794,000,000	$ 1,000,000,000	$ 909,000,000
Company Selected Measure Amount	1,073,000,000	1,312,000,000	1,122,000,000
PEO Name	James P. Snee
Measure:: 1
Pay vs Performance Disclosure
Name	EBIT
Non-GAAP Measure Description
(5)	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for fiscal 2023 to our company’s performance, is EBIT. See our Annual Report on Form 10-K for a reconciliation of GAAP measures to non-GAAP adjusted measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	EPS
PEO | Aggregate Change In The Actuarial Present Value Of Accumulated Benefits Under All Defined Benefit And Pension Plans Reported In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (271,507)	$ 0	$ (556,138)
PEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,969)	74,945	(198,990)
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	192,538	375,753	357,148
PEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(300,808)	0
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,999,879)	(3,499,774)	(3,349,748)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,860,067	3,564,130	3,285,965
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,743,540)	398,622	439,846
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,783)	156,581	584,314
PEO | Total Adjustments For Stock And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,912,135)	619,559	960,377
Non-PEO NEO | Aggregate Change In The Actuarial Present Value Of Accumulated Benefits Under All Defined Benefit And Pension Plans Reported In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,877)	(9,985)	(205,792)
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,458)	38,884	(122,816)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,419	68,584	82,976
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(19,715)	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(650,203)	(448,046)	(739,952)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	437,011	587,654	621,125
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(347,553)	49,268	50,759
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	78,005
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,746	(43,449)	69,242
Non-PEO NEO | Total Adjustments For Stock And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (513,999)	$ 145,427	$ 79,180